Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Non-Controlling Interests

32. NON–CONTROLLING INTERESTS

	2017 £m	2016 £m
Santander UK plc issued:
– £300m fixed/floating rate non–cumulative callable preference shares	14	14
– £300m Step-up Callable Perpetual Reserve Capital Instruments	235	235
PSA Finance UK Limited	152	150
	401	399

£300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares

The preference shares entitle the holders to a fixed non-cumulative dividend, at the discretion of Santander UK plc, of 6.22% per annum payable annually from 24 May 2010 until 24 May 2019 and quarterly thereafter at a rate of 1.13% per annum above three month sterling LIBOR. The preference shares are redeemable only at the option of Santander UK plc on 24 May 2019 or on each quarterly dividend payment date thereafter. No such redemption may be made without the consent of the PRA.

£300m Step-up Callable Perpetual Reserve Capital Instruments

The £300m Step-up Callable Perpetual Reserve Capital Instruments were issued in 2001 by Santander UK plc. Reserve Capital Instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA and provided that the auditors have reported to the trustee within the previous six months that the solvency condition is met. The Reserve Capital Instruments bear interest at a rate of 7.037% per annum, payable annually in arrears, from 14 February 2001 to 14 February 2026. Thereafter, the reserve capital instruments will bear interest at a rate, reset every five years, of 3.75% per annum above the gross redemption yield on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The Reserve Capital Instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies. Upon the occurrence of certain tax or regulatory events, the Reserve Capital Instruments may be exchanged, their terms varied, or redeemed. Where interest payments have been deferred, the Company may not declare or pay dividends on or redeem or repurchase any junior securities until it next makes a scheduled payment on the Reserve Capital Instruments and Tier One Preferred Income Capital Securities. The Reserve Capital Instruments are unsecured securities of Santander UK plc and are subordinated to the claims of unsubordinated creditors and subordinated creditors holding loan capital of Santander UK plc. Upon the winding up of Santander UK plc, holders of Reserve Capital Instruments will rank pari passu with the holders of the most senior class(es) of preference shares (if any) of Santander UK plc then in issue and in priority to all other Santander UK plc shareholders. No such redemption may be made without the consent of the PRA.

PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling interests. See Note 19 for summarised financial information of PSA Finance UK Limited.